CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION	11 Months Ended
Dec. 02, 2021
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

NOTE 7 — CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

Class A Common Stock — The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 2, 2021, there were 31,625,000 shares of Class A common stock issued and outstanding, including Class A common stock subject to possible redemption, which is presented as temporary equity. At December 31, 2020, there were no shares of Class A common stock issued or outstanding

Prior to the Company’s initial Business Combination, holders of Class B common stock will have the right to elect all of the Company’s directors and may remove members of the Company’s board of directors for any reason. On any other matter submitted to a vote of the Company’s stockholders, holders of Class A common stock and holders of Class B common stock will vote together as a single class, except as otherwise required by law. The shares of Class B common stock will automatically convert into Class A common stock at the time of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of the Class B common stock agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the total number of all shares of common stock outstanding upon completion of the Initial Public Offering (not including the shares of Class A common stock underlying the Private Placement Units) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (net of the number of shares of Class A common stock redeemed in connection with a Business Combination), excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination.